ACCRUED AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED AND OTHER LIABILITIES
ACCRUED AND OTHER LIABILITIES

12. ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB

Accrued payroll and welfare	4,373	5,976
Payable for purchase of services	1,210	2,696
Receipt in advance	58	68
Amounts due to students (Note i)	5,494	10,973
Loan from a third party (Note ii)	5,738	4,875
Others	865	1,185
Total	17,738	25,773

(Note i) The balance represented refund to students and HEERF Grant to student received on behalf of students.

(Note ii) Sundry Management, LLC offered an interest-free loan with a one-year term, which was repaid in full on January 27, 2023.